See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Share
Amount Value
Common Stock (96.5%)
(a)
Communication Services ( 5.1% )
Match Group, Inc. 631,590 $ 19,705,608
The Walt Disney Co. 283,770 28,008,099
47,713,707
Consumer Discretionary ( 7.1% )
General Motors Co. 296,745 13,955,917
Lennar Corp., Class A 145,575 16,709,099
Mohawk Industries, Inc.
(b)
162,255 18,526,276
PVH Corp. 268,795 17,374,909
66,566,201
Consumer Staples ( 5.4% )
Nestle SA, ADR 258,070 26,108,942
The Kroger Co. 363,730 24,620,884
50,729,826
Energy ( 9.1% )
Coterra Energy, Inc. 1,222,390 35,327,071
EOG Resources, Inc. 225,510 28,919,402
Kinder Morgan, Inc. 719,690 20,532,756
84,779,229
Financials ( 20.5% )
Berkshire Hathaway, Inc., Class B
(b)
44,465 23,681,170
Capital One Financial Corp. 181,765 32,590,464
Citigroup, Inc. 426,075 30,247,064
Fidelity National Information Services, Inc. 395,815 29,559,464
PayPal Holdings, Inc.
(b)
385,495 25,153,549
Wells Fargo & Co. 379,385 27,236,049
Willis Towers Watson PLC 68,345 23,097,193
191,564,953
Health Care ( 27.1% )
Avantor , Inc.
(b)
1,273,805 20,648,379
Baxter International, Inc. 879,085 30,091,080
Bristol-Myers Squibb Co. 417,675 25,473,998

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025
Share
Amount Value
Health Care (27.1%) (continued)
GE HealthCare Technologies, Inc. 230,515 $ 18,604,866
Hologic , Inc.
(b)
421,320 26,024,936
Incyte Corp.
(b)
452,010 27,369,205
Organon & Co. 1,491,355 22,206,276
Perrigo Co. PLC 1,016,885 28,513,455
Teva Pharmaceutical Industries, Ltd., ADR
(b)
1,676,325 25,765,115
Zimmer Biomet Holdings, Inc. 247,425 28,003,562
252,700,872
Industrials ( 6.1% )
CSX Corp. 945,065 27,813,263
Southwest Airlines Co. 877,760 29,475,181
57,288,444
Information Technology ( 5.8% )
Check Point Software Technologies, Ltd.
(b)
82,485 18,799,981
Flex, Ltd.
(b)
526,120 17,404,050
NXP Semiconductors NV 91,560 17,401,893
53,605,924
Materials ( 5.6% )
Barrick Gold Corp. 1,437,500 27,945,000
CF Industries Holdings, Inc. 307,665 24,044,020
51,989,020
Utilities ( 4.7% )
Public Service Enterprise Group, Inc. 240,155 19,764,756
The AES Corp. 1,896,780 23,558,008
43,322,764
Total Common Stock (96.5%) (cost $762,289,620) 900,260,940

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2025
Share
Amount Value
Short-Term Investments (3.7%)
Money Market Fund ( 3.7% )
First American Government Obligations Fund, Class X, 4.27%
(c)
34,353,500 $ 34,353,500
Total Short-Term Investments (3.7%) (cost $34,353,500) 34,353,500
Investments, at value (100.2%) (cost $796,643,120) $ 934,614,440
Other Liabilities Less Assets (-0.2%) (1,959,276)
Net Assets (100.0%) $ 932,655,164
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of March 31,
2025.
ADR American Depositary Receipt
PLC Public Limited Company

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 15, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the
“Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the
Institutional Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated
Quotation system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated Sound Shore Management, Inc.
(the "Adviser"), as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025
valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.
Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2025:

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2025
At March 31, 2025, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the schedule of investments as of the date the schedule of investments were issued.
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 900,260,940 $ – $ – $ 900,260,940
Short-Term Investments 34,353,500 – – 34,353,500
Total Investments $ 934,614,440 $ – $ – $ 934,614,440